Taxes	12 Months Ended
Dec. 31, 2019
Taxes
Taxes

11. Taxes

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2019	Dec 31, 2018
Deferred tax assets:
Capital assets	(296,793)	(296,591)
Non-capital losses	454,339	487,398
Asset retirement obligations	36,170	38,429
Derivative contracts	2,712	(11,937)
Unrealized foreign exchange	(3,034)	(1,873)
Other	3,149	3,985
Deferred tax assets	196,543	219,411
Deferred tax liabilities:
Capital assets	262,669	319,553
Non-capital losses	(48,007)	(57,785)
Asset retirement obligations	123,257	51,031
Unrealized foreign exchange	—	10,715
Other	(1,610)	(5,380)
Deferred tax liabilities	336,309	318,134

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2019	Dec 31, 2018
Earnings before income taxes	141,125	354,698
Canadian corporate tax rate (1)	26.72%	27.00%
Expected tax expense	37,709	95,768
Increase (decrease) in taxes resulting from:
Petroleum resource rent tax rate (PRRT) differential (2)	17,455	5,349
Foreign tax rate differentials (2) (3)	5,543	3,086
Equity based compensation expense	3,733	13,883
Amended returns and changes to estimated tax pools and tax positions	(24,387)	(873)
Statutory rate changes and the estimated reversal rates associated with temporary differences (4)	9,543	—
Derecognition (recognition) of deferred tax assets	65,522	(26,931)
Adjustment for uncertain tax positions	3,659	8,080
Gain on business combinations	—	(28,812)
Other non-deductible items	(10,451)	13,498
Provision for income taxes	108,326	83,048
(1)	In Canada, the lower tax rate is a result of reductions to the Alberta corporate tax rate from 12% to 8% over four years.
(2)	In Australia, current taxes include both corporate income tax rates and PRRT. Corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(3)

The applicable tax rates for 2019 were: 32.0% in France, 50.0% in the Netherlands, 31.8% in Germany, 25.0% in Ireland, and 21.0% in the United States (2018: 34.4% in France, 50.0% in the Netherlands, 30.2% in Germany, 25.0% in Ireland, and 21.0% in the United States).

(4)

On December 28, 2019, the French Parliament approved the Finance Bill for 2020. The Finance Bill for 2020 provides for a progressive decrease of the French corporate income tax rate for companies with sales below €250 million from 32.0% to 25.8% by 2022. Effective July 1, 2019, Alberta decreased its corporate tax rate from 12% to 11% for 2019 with further 1% rate reductions every year on January 1 until the general corporate tax rate is 8% on January 1, 2022.

At December 31, 2019, Vermilion had $2.5 billion (2018 - $2.6 billion) of unused tax losses of which $1.2 billion (2018 - $1.1 billion) relates to Vermilion’s Canada segment and expire between 2025 and 2040. The majority of the remaining unused tax losses  relates to Vermilion’s Ireland segment and do not expire.

At December 31, 2019, Vermilion derecognized $65.5 million (2018 - recognized $26.9 million) of deferred income assets relating to the aforementioned non-expiring tax loss in Ireland as there is uncertainty as to the Company’s ability to fully utilize such losses based on the forecasted commodity prices in effect as at December 31, 2019.

The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2019 is approximately $0.5 billion (2018 – approximately $0.5 billion).